Premises and equipment	12 Months Ended
Mar. 31, 2021
Premises and equipment
6. Premises and equipment
Premises and equipment at March 31, 2020 and 2021 consist of the following:

	2020	2021
	(in millions of yen)
Land	557,943	569,337
Buildings	657,774	737,144
Equipment and furniture	442,302	414,201
Leasehold improvements	228,383	222,296
Construction in progress	73,164	23,441
Software	1,359,120	1,372,364

Total	3,318,686	3,338,783
Less: Accumulated depreciation and amortization	1,462,438	1,527,325

Premises and equipment—net	1,856,248	1,811,458

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2019, 2020 and 2021 was ¥345,560 million, ¥234,457 million and ¥223,164 million, respectively.
Depreciation and amortization expense related to software was reported in General and administrative expenses, and all other depreciation and amortization expense was reported in Occupancy expenses.
The MHFG Group recognized impairment losses of ¥27,428 million on premises and equipment for the fiscal year ended March 31, 2019, of which ¥8,910 million was recorded in General and administrative expenses and ¥18,518 million
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as recorded in Occupancy expenses. Such losses included ¥15,761 million of impairment losses primarily on real estate of certain branches recognized in Retail & Business Banking Company. In relation to the Group’s branch network strategy, these branches are either no longer being used for its banking operations or the carrying amounts are not recoverable because of the Group’s intention to close these branches.
The MHFG Group recognized impairment losses of ¥13,490 million on premises and equipment for the fiscal year ended March 31, 2020, of which ¥6,813 million was recorded in General and administrative expenses and ¥6,677 million was recorded in Occupancy expenses. Such losses included ¥6,774 million of impairment losses related mainly to entity-wide software that are no longer to be used. In addition, ¥5,587 million of impairment losses were recognized on real estate used mainly as the entity-wide assets and certain branches in Retail & Business Banking Company. These real estates are either no longer being used or the carrying amounts are not recoverable.
The MHFG Group recognized impairment losses of ¥7,101 million on premises and equipment for the fiscal year ended March 31, 2021, of which ¥3,872 million was recorded in General and administrative expenses and ¥3,229 million was recorded in Occupancy expenses. Such losses included ¥3,397 million of impairment losses related mainly to entity-wide software that are no longer to be used. In addition, ¥2,275 million of impairment losses were recognized on real estate used mainly as certain branches in Global Corporate Company or Retail & Business Banking Company. These real estates are either no longer being used or the carrying amounts are not recoverable.